ASSET RETIREMENT OBLIGATION	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
ASSET RETIREMENT OBLIGATION [Text Block]

8. ASSET RETIREMENT OBLIGATION

At June 30, 2012, and March 31, 2012, our asset retirement obligation was as follows:

	Three months	Year ended
	ended	March 31, 2012
	June 30, 2012
Asset retirement obligation, beginning of period	$1,675,877	$51,300
Incurred	-	-
Accretion	27,627	139,673
Additions and changes in estimates	-	1,484,904
Asset retirement obligation, end of period	$1,703,504	$1,675,877

The asset retirement obligation at June 30, 2012 was calculated based on estimated costs the Company expects to incur in order to reclaim certain disturbed acreage relating to exploration on the Borealis property. The asset retirement obligation at June 30, 2012 includes the Company’s estimate of reclamation costs for Phase 1A of the Borealis Heap Leach Project and in fill drilling.

9. ASSET RETIREMENT OBLIGATION

At March 31, 2012 and March 31, 2011, our asset retirement obligation was as follows:

	Year ended	Year ended
	March 31, 2012	March 31, 2011
Asset retirement obligation, beginning of period	$51,300	-
Incurred	-	$48,254
Accretion	139,673	3,046
Additions and changes in estimates	1,484,904	-
Asset retirement obligation, end of period	$1,675,877	$51,300

The asset retirement obligation at March 31, 2012 was calculated based on responsibilities the Company had to reclaim certain disturbed acreage relating to exploration on the Borealis property. The asset retirement obligation at March 31, 2012 includes the Company’s estimate of reclamation costs for Phase 1A of the Borealis Heap Leach Project and in fill drilling that commenced in the quarter ended December 31, 2011.